Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Derivatives, Fair Value [Line Items]
Bank guarantees	₨ 652,140.6	$ 9,843.6	₨ 555,586.6
Estimated fair values of bank guarantees	(2,198.6)	(33.2)	(1,758.7)
Financial guarantees
Derivatives, Fair Value [Line Items]
Bank guarantees	194,250.1	2,932.1	160,779.8
Performance guarantees
Derivatives, Fair Value [Line Items]
Bank guarantees	140,364.7	2,118.7	114,906.3
Documentary credits
Derivatives, Fair Value [Line Items]
Bank guarantees	317,525.8	4,792.8	279,900.5
Estimated fair values of bank guarantees	(326.1)	(4.9)	(249.0)
Guarantees
Derivatives, Fair Value [Line Items]
Estimated fair values of bank guarantees	₨ (1,872.5)	$ (28.3)	₨ (1,509.7)